Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

25.  Subsequent events

Subsequent to December 31, 2019 and through April 27, 2020:

a)

On February 21, 2020, the Mexican federal government through the Mexican Communications and Transportation Ministry granted to the Company, through its subsidiary Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V. the renewal of the Concession to provide air transportation services for passengers, cargo and mail throughout Mexico and abroad, contained in the Title TAN-OR-VCV, for a period of twenty (20) years starting from May 9, 2020.

b)

Subsequent to the closing date of the financial statements as of December 31, 2019, there has been a significant variation in the exchange rate from Ps.18.8452 to Ps.24.6230 per dollar to April 27, 2020 which represent a depreciation of 30.7% of the Mexican Peso.

c)

The ongoing outbreak of COVID-19 was first reported on December 31, 2019 in Wuhan, Hubei Province, China. From Wuhan, the disease spread rapidly to other parts of China as well as other countries, including Mexico and the United States, growing into a global pandemic. Since the outbreak began, countries have responded by taking various measures including imposing quarantines and medical screenings, restricting travel, limiting public gatherings and suspending certain activities. The Company decreased capacity as measured by available seat miles (ASMs) for the month of April 2020 by approximately 80% of total operation versus the originally published schedule, due to the negative effects of COVID-19, declared a pandemic by the World Health Organization, and related governmental travel restrictions, which have significantly reduced the demand for global air transportation. On April 21, 2020, the General Health Council (GHG)  announced that Mexico is in "Phase 3" of the spread of the COVID-19, the most serious stage, as transmission of the virus is intensifying. Mexico has extended governmental restrictions to contain the COVID-19 until May 30, 2020 and plans to begin easing up restrictions from June 1, 2020 onwards if the current measures are successful. As result, Volaris will carry out a capacity reduction for the month of May 2020 of approximately 90% versus the originally scheduled capacity.

d)

The Company has taken actions to preserve liquidity and sustain its operations during the contingent period, establishing supplier’s payment deferral agreements, reducing management’s  and operational staff compensation under temporary and voluntary leaves of absence, deferring and cutting capital expenditures to the minimum and non-essential operational expenses and certain other measures, while the operations are significantly reduced as a result of the COVID-19 pandemic.